LOANS RECEIVABLE, NET, Summary of Delinquency Status of Loans Receivable by Year of Origination (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Delinquency Status, by Year of Origination [Abstract]
Total	$ 8,806,049	$ 4,610,144
Current Period Gross Write-off [Abstract]
Total	992,892	614,199
Consumer and SME Loans [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	8,159,863	4,270,588
2024/2023	198,381	83,980
2023/2022	191	179
2022/2021	73	0
2021/2020	0	0
Prior	0	0
Total	8,358,508	4,354,747
Current Period Gross Write-off [Abstract]
2025	475,706	272,582
2024	484,989	333,714
2023	21,897	7,112
2022	21	0
2021	0	0
Prior	0	0
Total	982,613	613,408
Consumer and SME Loans [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	7,670,575	3,984,138
2024/2023	184,106	74,694
2023/2022	154	154
2022/2021	73	0
2021/2020	0	0
Prior	0	0
Total	7,854,908	4,058,986
Consumer and SME Loans [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	165,319	95,797
2024/2023	2,941	952
2023/2022	5	1
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Total	168,265	96,750
Consumer and SME Loans [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	125,104	73,694
2024/2023	2,580	1,634
2023/2022	22	2
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Total	127,706	75,330
Consumer and SME Loans [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	96,106	58,547
2024/2023	3,292	2,597
2023/2022	4	9
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Total	99,402	61,153
Consumer and SME Loans [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	102,759	58,412
2024/2023	5,462	4,103
2023/2022	6	13
2022/2021	0	0
2021/2020	0	0
Prior	0	0
Total	108,227	62,528
Other Loans [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	357,679	218,655
2024/2023	56,769	1,644
2023/2022	666	584
2022/2021	138	302
2021/2020	45	30,668
Prior	32,244	3,544
Total	447,541	255,397
Current Period Gross Write-off [Abstract]
2025	9,236	0
2024	918	274
2023	14	13
2022	2	3
2021	0	185
Prior	109	316
Total	10,279	791
Other Loans [Member] | Current [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	334,740	205,761
2024/2023	56,721	1,579
2023/2022	618	558
2022/2021	125	184
2021/2020	0	30,520
Prior	31,705	3,191
Total	423,909	241,793
Other Loans [Member] | 1 to 30 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	12,953	9,183
2024/2023	7	4
2023/2022	0	5
2022/2021	0	62
2021/2020	0	47
Prior	103	127
Total	13,063	9,428
Other Loans [Member] | 31 to 60 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	6,545	3,695
2024/2023	3	0
2023/2022	3	0
2022/2021	0	18
2021/2020	0	0
Prior	54	73
Total	6,605	3,786
Other Loans [Member] | 61 to 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	1,990	0
2024/2023	0	8
2023/2022	0	0
2022/2021	0	0
2021/2020	0	16
Prior	55	61
Total	2,045	85
Other Loans [Member] | More Than 90 Days [Member]
Delinquency Status, by Year of Origination [Abstract]
2025/2024	1,451	16
2024/2023	38	53
2023/2022	45	21
2022/2021	13	38
2021/2020	45	85
Prior	327	92
Total	$ 1,919	$ 305